Dreyfus Premier Investment Funds, Inc. (the "Registrant")

-Dreyfus Diversified International Fund (the “Fund”)

Incorporated herein by reference is the supplement to the Registrant's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 30, 2014 (SEC Accession No. 0000881773-14-000084).